FAIR VALUE MEASUREMENTS (Change in Fair Value of Derivatives) (Details)	6 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	¥ 76,719,685	$ 11,316,754	¥ 823,346,528
Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(119,547)		(1,993,012)
Embedded Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(3,115,811)		(43,912,545)
Call spread options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	0		3,076,214
Call Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	0		(18,226,535)
Warrant [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives			¥ (1,110,360)
Rate Cap Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	¥ (16,017,612)